Earnings (Loss) Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	May 31, 2017	May 31, 2017	Jan. 31, 2017	Aug. 31, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)					$ 41,362	$ (52,548)	$ (58,023)
Weighted average number of common shares - basic (in shares)					33,617,635	33,561,615	23,404,422
Dilutive effect of stock-based awards (in shares)					113,536	0	0
Weighted average number of common shares - diluted (in shares)					33,731,171	33,561,615	23,404,422
Earnings (loss) per common share:
Basic (in dollars per share)					$ 1.23	$ (1.57)	$ (2.48)
Diluted (in dollars per share)					$ 1.23	$ (1.57)	$ (2.48)
Proceeds from issuance of common stock, net of offering costs (in shares)			269,397
Percentage of voting interests acquired							50.00%
Class B | Teekay Tanker Operations Ltd
Earnings (loss) per common share:
Proceeds from issuance of common stock, net of offering costs (in shares)		1,721,903
Entities Under Common Control
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)							$ 1,304
Entities Under Common Control | Teekay Tanker Operations Ltd
Earnings (loss) per common share:
Percentage of voting interests acquired				50.00%
Entities Under Common Control | Teekay Tanker Operations Ltd
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income (loss)							$ 1,300
Earnings (loss) per common share:
Percentage of voting interests acquired	50.00%	50.00%
Teekay Corporation | Entities Under Common Control | Teekay Tanker Operations Ltd
Earnings (loss) per common share:
Percentage of voting interests acquired				50.00%
Teekay Corporation | Entities Under Common Control | Class B | Teekay Tanker Operations Ltd
Earnings (loss) per common share:
Proceeds from issuance of common stock, net of offering costs (in shares)	1,700,000			500,000.0